UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/21__

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Growth
Fund, Inc.
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report

Shareholder Letter
Dear Shareholder:
During the six months ended February 28, 2021, the
global economic recovery was hindered by a surge of
novel coronavirus (COVID-19) cases in certain regions.
Despite this, global equities advanced over the period
amid successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations for
fiscal stimulus from the new U.S. presidential administration.
Investor sentiment was further boosted by encouraging
economic data from China and signals that the U.S. Federal
Reserve would continue to support low interest rates. Global equities trimmed some gains near period-end due to investor
concerns that rising inflation could lead some central banks to raise interest rates. In this environment, global developed and emerging market stocks posted positive returns, as
measured by the MSCI All Country World Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Growth Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Growth Fund, Inc. 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Tax Information 31
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Growth Fund, Inc.
This semiannual report for Templeton Growth Fund, Inc.
covers the period ended February 28, 2021.
Your Fund’s Goals and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets.
Performance Overview
The Fund’s Class A shares posted a +14.60% cumulative
total return for the six months under review. In comparison, the Fund’s new benchmark, the MSCI All Country World
Index (ACWI)-NR, which measures stock performance
in global developed and emerging markets, posted a
+13.04% total return for the same period.
1
The Fund’s prior
benchmark, the MSCI ACWI, posted a +13.25 total return.
1
The investment manager believes that the actual withholding
rates for the Fund are closer to the assumptions of the
MSCI ACWI-NR. For the 10-year period ended February
28, 2021, the Fund’s Class A shares posted a +73.78%
cumulative total return, compared with the MSCI ACWI-NR’s
+133.43% and the MSCI ACWI’s +146.22% cumulative total
returns for the same period.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the six
months ended February 28, 2021. Equities in all major
regions of the world posted positive returns for the
period despite the global surge of the novel coronavirus
(COVID-19). Following stock market declines in September
and October 2020 due to geopolitical tensions and rising
infection rates, equities began to rebound in November,
as successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations
for fiscal stimulus from the new U.S. administration led many equity markets to reach new highs. Some indications of
economic revival, most notably in China, also helped drive
stocks higher. However, global equity markets pared some
gains in late February 2021 amid investor concerns that
rising inflation could lead some central banks to raise interest rates.
In the U.S., equities posted solid gains for the period amid the government’s fiscal and monetary stimulus measures,
the approval of several highly effective COVID-19 vaccines
and the onset of vaccinations. Stocks came under pressure
in the first half of the period amid uncertainties about the
U.S. presidential election and additional fiscal stimulus
measures. Consumer spending slowed during the fourth
quarter of 2020 as surging COVID-19 infections led to
new restrictions in some states. Nevertheless, growth
in residential and corporate investment, solid corporate
earnings results and the outcome of the U.S. presidential
election bolstered investor sentiment, and equities began
to rally in November. The start of COVID-19 vaccination
Geographic Composition
2/28/21
% of Total
Net Assets
North America 39.0%
Europe 29.4%
Asia 23.7%
Latin America & Caribbean 1.2%
Short-Term Investments & Other Net Assets 6.7%
1. Source: Morningstar. As of 2/28/21, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +5.68%, compared with the 10-
year average annual total return of +8.85% for the MSCI ACWI-NR and +9.43% for the MSCI ACWI.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
programs, higher retail spending and progress on additional
stimulus legislation under the new U.S. administration further supported stocks. The unemployment rate declined from
8.4% in August 2020 to 6.2% in February 2021.
2
Despite a
selloff near period-end due to investor concerns about rising bond yields amid the economic recovery and potential for
higher inflation, U.S. equities posted strong overall gains.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
In the eurozone, the economy contracted in the fourth
quarter of 2020. Gross domestic product (GDP) growth
rates varied widely among the region’s largest economies
amid renewed lockdowns and delays in COVID-19 vaccine
distribution. Germany’s and Spain’s GDP expanded
modestly in the fourth quarter, while France’s contracted.
Despite investor concerns about rising infection rates,
optimism about successful vaccine development and a
Brexit resolution contributed to a positive performance for
European developed market equities, as measured by the
MSCI Europe Index.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, rose
significantly for the period. China, a key driver of regional economies, maintained its economic recovery and was the
only major global economy to post positive GDP growth for
calendar-year 2020. Asian equity markets were also aided
by optimism that economic revitalization would be further
spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index, also posted sizable gains for the
period. Improving economic activity, stabilizing oil prices and
U.S. dollar weakness supported emerging market equities. In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied amid easing political uncertainty,
commencement of COVID-19 vaccinations and rising
commodity prices.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of
the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
In addition, the Fund may, from time to time, engage in
currency-related derivatives to seek to hedge (protect)
against currency risks. The Fund also may, from time to
time, engage in equity-related derivatives, such as buying
and selling (writing) put and call options on individual
securities (including exchange-traded funds) and indexes,
and engaging in equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity, gaining exposure to individual securities and particular markets in more efficient or less expensive
ways, generate additional income for the Fund and/or
hedging risks relating to changes in certain equity markets.
Manager’s Discussion
The Fund outperformed the MSCI ACWI-NR during the
six-month period, primarily due to stock selection. At the
beginning of 2020, we were cautiously positioned and
focused on quality in anticipation of a typical late-cycle
economic pattern. That defensive bias was beneficial
when COVID-19 struck, but opportunities quickly shifted as
markets reeled and policymakers responded aggressively.
Over the course of the spring and summer, we used
market dislocations to buy beaten-down cyclical stocks
and companies hit particularly hard by the pandemic. We
relied on fundamental analysis and valuation discipline
to identify companies we felt could weather the crisis and
Top 10 Industries
2/28/21
% of Total
Net Assets
a
Hotels, Restaurants & Leisure 7.4%
Pharmaceuticals 6.0%
Beverages 5.0%
Technology Hardware, Storage & Peripherals 4.0%
Chemicals 3.8%
Metals & Mining 3.8%
Oil, Gas & Consumable Fuels 3.7%
IT Services 3.7%
Household Durables 3.4%
Machinery 3.3%
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
emerge stronger, and we studied the virus and vaccine
response to develop a framework and timeline around
economic reopening prospects. We developed convictions
and implemented them in our portfolios as part of a broader
strategy of diversification across value types and economic
exposures. These efforts positioned the Fund well for the
semiannual review period, which saw vaccines emerge
roughly along our expected timeline, raising hopes for
economic reopening and prompting a value rebound led by
many of the cyclical and “away-from-home” stocks to which
we had earlier increased exposure.
Fund results during the period aligned closely to value types and economic sensitivity. At Templeton, we classify all of
our holdings by their respective value characteristics. Our
largest value category is “classic value,” which tends to be low-valuation multiple, cyclically depressed stocks where the past can be a guide to the future. We also have exposure
to quality stocks (which tend to offer long-term resilience), mispriced growth stocks (where we believe the future should
be better than the past), discounted cash flow stories (where cash generation is key) and discounted asset plays (where
unlocking of asset value drives the investment thesis).
During the semiannual review period, our classic value
holdings were the clear outperformers. Vaccine and stimulus
prospects boosted investor expectations of economic
reflation and interest rates began to rise, reversing value’s long-standing weakness.
From a sector standpoint, information technology was
the top relative contributor. Our underweight in what we
believed to be expensive software and services stocks
aided performance during a period when momentum
stocks began to consolidate. However, the primary cause
of outperformance was stock selection, particularly in
technology hardware and equipment, which was led
by Samsung Electronics. Shares of the South Korean
semiconductor and electronics firm rose to a record on signs of a cyclical upswing in the memory chips business and
expectations that the company’s mobile and 5G network
gear businesses would benefit from tighter trade sanctions
on Chinese rivals.
With significant cash reserves on its balance sheet, we also see significant flexibility around capital deployment, and are encouraged by the company’s commitment to return capital
to shareholders. In our view, the stock remains inexpensive
for a global technology leader with strong competitive
positions across a number of attractive businesses.
Other key contributors to the Fund’s relative performance
included sectors and securities that tended to be leveraged
to economic reopening or expansion themes to varying
degrees. In sector terms, stock selection in consumer
discretionary, industrials and materials, as well as an
overweighting in industrials, bolstered relative results.
Notable individual relative contributors included natural
resource companies such as U.S.-based global copper
producer Freeport-McMoRan, Luxembourg-based global
steelmaker ArcelorMittal and U.S. oil refiner Marathon
Petroleum. Stocks hit hard by stay-at-home orders that have
since been eased also performed well, including U.S.-based
media conglomerate and theme park operator Walt Disney,
U.S. restaurant supplier Sysco and British Airways parent
U.K.-based International Consolidated Airlines Group (not
part of the index).
Top 10 Holdings
2/28/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 4.0%
Technology Hardware, Storage & Peripherals,
South Korea
Roche Holding AG 2.8%
Pharmaceuticals, Switzerland
Walt Disney Co. (The) 2.4%
Entertainment, United States
Anheuser-Busch InBev SA/NV 2.3%
Beverages, Belgium
Sysco Corp. 2.2%
Food & Staples Retailing, United States
Sanofi 2.1%
Pharmaceuticals, France
Booking Holdings, Inc. 2.0%
Internet & Direct Marketing Retail, United States
AIA Group Ltd. 2.0%
Insurance, Hong Kong
Verizon Communications, Inc. 1.9%
Diversified Telecommunication Services, United
States
Komatsu Ltd. 1.8%
Machinery, Japan
Top 10 Countries
2/28/21
a
% of Total
Net Assets
a a
United States 39.0%
Japan 14.5%
United Kingdom 7.7%
Germany 6.5%
South Korea 4.0%
France 3.5%
Belgium 3.3%
Switzerland 2.8%
China 2.1%
Luxembourg 2.0%

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
Turning to detractors, an underweighting in the financials
sector hurt relative performance during a period when
economic optimism and a steepening yield curve buoyed
bank shares. There were no financials stocks among the
Fund’s top 10 relative detractors. We continue to largely
avoid Western banks, where the combination of structurally
low interest rates, regulatory risks and the potential for yield curve manipulation are all likely to negatively impact future earnings. We are also worried about ongoing excesses in
credit markets and the risk of an eventual loan-loss cycle in the banking industry.
Stock selection in the health care and utilities sectors
also detracted from relative performance. In health care,
shares of French pharmaceuticals firm Sanofi declined
after a laboratory mistake set back the development of its
COVID-19 vaccine. The setback is immaterial to earnings
as COVID-19 vaccine development is expected to be
not-for-profit. Overall, we believe the stock continues to
look attractive on a relative basis, with what we view as
low valuation multiples, good mid-term growth potential,
improving research and development productivity and a high
dividend yield. From utilities, German power provider E.ON
pressured results. We still hold a positive view on the stock as we believe E.ON is transitioning into a more focused,
regulated business.
From a geographic standpoint, North America contributed
to relative results. Gains from stock selection and an
underweighting in the U.S. more than offset weakness in
Canada, where precious metals firm Wheaton Precious
Metals, which has operations in Brazil, declined due to
higher real interest rates and an improved macroeconomic
outlook. Relative returns were also boosted by an
overweighting in Asia, where strength in South Korea and
Hong Kong more than offset weakness in China. Europe
overall did not have a material impact on performance, as
relative strength in the U.K. and Denmark offset relative
weakness in Germany, Switzerland and France.
Thank you for your continued participation in Templeton
Growth Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2021
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +14.60% +8.30%
1-Year +19.15% +12.63%
5-Year +49.36% +7.13%
10-Year +73.78% +5.08%
Advisor
6-Month +14.67% +14.67%
1-Year +19.45% +19.45%
5-Year +51.20% +8.62%
10-Year +78.14% +5.94%
See page 8 for Performance Summary footnotes.

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on an amount that exceeds the Fund’s initial investment. In addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short term and may involve additional risks. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.2309
C $0.0342
R $0.1721
R6 $0.3034
Advisor $0.2854
Total Annual Operating Expenses
4
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,145.95 $5.55 $1,019.62 $5.22 1.04%
C $1,000 $1,141.74 $9.52 $1,015.90 $8.96 1.79%
R $1,000 $1,144.22 $6.86 $1,018.40 $6.46 1.29%
R6 $1,000 $1,147.42 $3.92 $1,021.14 $3.69 0.74%
Advisor $1,000 $1,146.72 $4.22 $1,020.86 $3.98 0.79%

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.17 $20.96 $27.08 $26.26 $22.67 $22.60
Income from investment operations
a
:
Net investment income
b
............. 0.23
c
0.27 0.51 0.47 0.38 0.35
Net realized and unrealized gains (losses) 2.85 1.16 (3.96) 0.84 3.55 0.08
Total from investment operations ........ 3.08 1.43 (3.45) 1.31 3.93 0.43
Less distributions from:
Net investment income .............. (0.23) (0.47) (0.45) (0.49) (0.34) (0.36)
Net realized gains ................. — (0.75) (2.22) — — —
Total distributions ................... (0.23) (1.22) (2.67) (0.49) (0.34) (0.36)
Net asset value, end of period .......... $24.02 $21.17 $20.96 $27.08 $26.26 $22.67
Total return
d
....................... 14.60% 6.53% (13.02)% 4.99% 17.49% 1.97%
Ratios to average net assets
e
Expenses
f
......................... 1.04% 1.06% 1.06% 1.03% 1.06%
g
1.07%
g
Net investment income ............... 2.10%
c
1.29% 2.20% 1.75% 1.55% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $8,894,854 $8,191,333 $8,604,624 $10,711,345 $10,880,427 $10,524,247
Portfolio turnover rate ................ 22.54%
h
52.90% 25.30% 28.77% 29.17% 23.05%
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.21 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.24%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.71 $20.56 $26.31 $25.52 $22.04 $21.96
Income from investment operations
a
:
Net investment income
b
............. 0.15
c
0.11 0.25 0.26 0.19 0.18
Net realized and unrealized gains (losses) 2.78 1.12 (3.78) 0.81 3.45 0.08
Total from investment operations ........ 2.93 1.23 (3.53) 1.07 3.64 0.26
Less distributions from:
Net investment income .............. (0.03) (0.33) — (0.28) (0.16) (0.18)
Net realized gains ................. — (0.75) (2.22) — — —
Total distributions ................... (0.03) (1.08) (2.22) (0.28) (0.16) (0.18)
Net asset value, end of period .......... $23.61 $20.71 $20.56 $26.31 $25.52 $22.04
Total return
d
....................... 14.17% 5.70% (13.68)% 4.20% 16.61% 1.20%
Ratios to average net assets
e
Expenses
f
......................... 1.79% 1.82% 1.81% 1.78% 1.81%
g
1.82%
g
Net investment income ............... 1.33%
c
0.54% 1.45% 1.00% 0.80% 0.85%
Supplemental data
Net assets, end of period (000’s) ........ $128,797 $125,500 $152,392 $554,889 $594,594 $634,175
Portfolio turnover rate ................ 22.54%
h
52.90% 25.30% 28.77% 29.17% 23.05%
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.21 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.53)% .
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.93 $20.75 $26.81 $26.00 $22.45 $22.37
Income from investment operations
a
:
Net investment income
b
............. 0.21
c
0.21 0.44 0.40 0.31 0.29
Net realized and unrealized gains (losses) 2.80 1.14 (3.91) 0.83 3.52 0.08
Total from investment operations ........ 3.01 1.35 (3.47) 1.23 3.83 0.37
Less distributions from:
Net investment income .............. (0.17) (0.42) (0.37) (0.42) (0.28) (0.29)
Net realized gains ................. — (0.75) (2.22) — — —
Total distributions ................... (0.17) (1.17) (2.59) (0.42) (0.28) (0.29)
Net asset value, end of period .......... $23.77 $20.93 $20.75 $26.81 $26.00 $22.45
Total return
d
....................... 14.42% 6.24% (13.21)% 4.73% 17.18% 1.72%
Ratios to average net assets
e
Expenses
f
......................... 1.29% 1.31% 1.31% 1.28% 1.31%
g
1.32%
g
Net investment income ............... 1.86%
c
1.04% 1.95% 1.50% 1.30% 1.35%
Supplemental data
Net assets, end of period (000’s) ........ $60,515 $56,912 $62,515 $88,560 $99,389 $104,180
Portfolio turnover rate ................ 22.54%
h
52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.21 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.00%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.20 $20.97 $27.10 $26.29 $22.69 $22.63
Income from investment operations
a
:
Net investment income
b
............. 0.31
c
0.34 0.59 0.56 0.46 0.43
Net realized and unrealized gains (losses) 2.80 1.16 (3.97) 0.83 3.56 0.08
Total from investment operations ........ 3.11 1.50 (3.38) 1.39 4.02 0.51
Less distributions from:
Net investment income .............. (0.30) (0.52) (0.53) (0.58) (0.42) (0.45)
Net realized gains ................. — (0.75) (2.22) — — —
Total distributions ................... (0.30) (1.27) (2.75) (0.58) (0.42) (0.45)
Net asset value, end of period .......... $24.01 $21.20 $20.97 $27.10 $26.29 $22.69
Total return
d
....................... 14.74% 6.87% (12.73)% 5.33% 17.94% 2.34%
Ratios to average net assets
e
Expenses
f
......................... 0.74% 0.74% 0.73% 0.70% 0.71%
g
0.70%
g
Net investment income ............... 2.80%
c
1.63% 2.53% 2.08% 1.90% 1.97%
Supplemental data
Net assets, end of period (000’s) ........ $333,053 $1,342,940 $1,504,941 $1,791,152 $1,843,276 $1,859,796
Portfolio turnover rate ................ 22.54%
h
52.90% 25.30% 28.77% 29.17% 23.05%
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.21 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.94%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.24 $21.01 $27.15 $26.33 $22.73 $22.66
Income from investment operations
a
:
Net investment income
b
............. 0.26
c
0.32 0.57 0.54 0.45 0.40
Net realized and unrealized gains (losses) 2.85 1.17 (3.98) 0.83 3.55 0.09
Total from investment operations ........ 3.11 1.49 (3.41) 1.37 4.00 0.49
Less distributions from:
Net investment income .............. (0.29) (0.51) (0.51) (0.55) (0.40) (0.42)
Net realized gains ................. — (0.75) (2.22) — — —
Total distributions ................... (0.29) (1.26) (2.73) (0.55) (0.40) (0.42)
Net asset value, end of period .......... $24.06 $21.24 $21.01 $27.15 $26.33 $22.73
Total return
d
....................... 14.67% 6.79% (12.79)% 5.24% 17.78% 2.25%
Ratios to average net assets
e
Expenses
f
......................... 0.79% 0.81% 0.81% 0.78% 0.81%
g
0.82%
g
Net investment income ............... 2.34%
c
1.54% 2.45% 2.00% 1.80% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $410,480 $377,028 $427,371 $533,358 $523,263 $388,677
Portfolio turnover rate ................ 22.54%
h
52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.21 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.

Templeton Growth Fund, Inc.
Statement of Investments (unaudited), February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 93.3%
Belgium 3.3%
Anheuser-Busch InBev SA/NV ...... Beverages 3,889,750 $ 223,821,095
Umicore SA .................... Chemicals 1,670,396 98,129,608
321,950,703
Brazil 1.2%
Wheaton Precious Metals Corp. ..... Metals & Mining 3,276,035 117,172,243
China 2.1%
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 6,497,290 59,225,332
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 2,469,604 147,781,103
207,006,435
Denmark 1.1%
AP Moller - Maersk A/S, B .......... Marine 50,898 108,853,229
France 3.5%
Danone SA ..................... Food Products 680,575 46,277,805
Pernod Ricard SA ................ Beverages 481,673 91,432,902
Sanofi ......................... Pharmaceuticals 2,212,666 203,049,504
340,760,211
Germany 6.5%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 200,866 70,015,898
Bayer AG ...................... Pharmaceuticals 1,781,357 108,197,223
Continental AG .................. Auto Components 301,219 43,302,442
E.ON SE ....................... Multi-Utilities 17,499,668 178,427,287
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,623,085 114,130,131
Siemens AG .................... Industrial Conglomerates 800,215 123,837,155
637,910,136
Hong Kong 1.9%
AIA Group Ltd. .................. Insurance 15,217,831 191,918,612
Japan 14.5%
East Japan Railway Co. ........... Road & Rail 444,700 33,145,983
Fujitsu Ltd. ..................... IT Services 557,200 80,841,470
Honda Motor Co. Ltd. ............. Automobiles 3,785,412 104,638,584
Isuzu Motors Ltd. ................ Automobiles 4,270,400 44,945,245
a
Japan Airlines Co. Ltd. ............ Airlines 4,078,830 97,645,970
Keisei Electric Railway Co. Ltd. ...... Road & Rail 758,500 27,485,908
Kirin Holdings Co. Ltd. ............ Beverages 4,930,932 97,148,085
Komatsu Ltd. ................... Machinery 6,045,300 181,491,599
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 2,040,047 132,053,156
Makita Corp. .................... Machinery 1,959,600 83,778,889
Mitsubishi Electric Corp. ........... Electrical Equipment 7,575,300 112,186,232
Nexon Co. Ltd. .................. Entertainment 2,466,210 77,656,808
Panasonic Corp. ................. Household Durables 8,328,100 107,671,889
Sony Corp. ..................... Household Durables 1,605,460 169,546,427
Suntory Beverage & Food Ltd. ...... Beverages 2,203,831 75,657,174
1,425,893,419
Luxembourg 2.0%
ArcelorMittal SA ................. Metals & Mining 5,471,587 127,763,502
SES SA, FDR ................... Media 8,039,630 64,247,597
192,011,099

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Macau 1.2%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 13,460,404 $ 122,794,699
Netherlands 1.4%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 762,458 139,186,708
Norway 1.1%
Equinor ASA .................... Oil, Gas & Consumable Fuels 5,569,497 105,639,175
South Korea 4.0%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 5,351,686 390,812,232
Switzerland 2.8%
Roche Holding AG ............... Pharmaceuticals 845,647 277,422,123
United Kingdom 7.7%
BAE Systems plc ................ Aerospace & Defense 15,978,324 108,134,965
BP plc ......................... Oil, Gas & Consumable Fuels 25,993,909 106,435,839
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 4,670,853 118,882,155
Compass Group plc .............. Hotels, Restaurants & Leisure 6,775,324 137,556,604
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 1,755,301 123,325,657
a
International Consolidated Airlines
Group SA ..................... Airlines 31,293,543 84,628,174
a
Whitbread plc ................... Hotels, Restaurants & Leisure 1,647,805 78,419,968
757,383,362
United States 39.0%
Albemarle Corp. ................. Chemicals 806,631 126,810,460
American Express Co. ............ Consumer Finance 890,867 120,498,670
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 83,142 193,596,978
BorgWarner, Inc. ................. Auto Components 1,727,520 77,738,400
Comcast Corp., A ................ Media 2,645,261 139,458,160
a
Dollar Tree, Inc. ................. Multiline Retail 1,805,411 177,291,360
DuPont de Nemours, Inc. .......... Chemicals 2,137,053 150,277,567
a
EPAM Systems, Inc. .............. IT Services 437,497 163,453,254
a
Freeport-McMoRan, Inc. ........... Metals & Mining 3,750,117 127,166,468
Honeywell International, Inc. ........ Industrial Conglomerates 455,281 92,126,110
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 391,228 34,408,503
Kellogg Co. ..................... Food Products 1,552,095 89,571,402
Kroger Co. (The) ................. Food & Staples Retailing 2,644,656 85,184,370
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 448,209 107,529,821
Lear Corp. ..................... Auto Components 460,057 76,410,867
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 2,828,760 154,506,871
Medtronic plc ................... Health Care Equipment & Supplies 1,196,155 139,914,250
Public Service Enterprise Group, Inc. . Multi-Utilities 874,390 47,068,414
Ross Stores, Inc. ................ Specialty Retail 1,257,811 146,711,075
Southern Co. (The) ............... Electric Utilities 1,656,068 93,932,177
Southwest Airlines Co. ............ Airlines 1,973,402 114,713,858
Stanley Black & Decker, Inc. ........ Machinery 309,280 54,074,515
Starbucks Corp. ................. Hotels, Restaurants & Leisure 782,450 84,528,074
Sysco Corp. .................... Food & Staples Retailing 2,761,922 219,931,849
TJX Cos., Inc. (The) .............. Specialty Retail 2,309,155 152,381,138
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 726,011 87,099,540
United Parcel Service, Inc., B ....... Air Freight & Logistics 581,723 91,813,341
Verizon Communications, Inc. ....... Diversified Telecommunication Services 3,440,922 190,282,987
Visa, Inc., A ..................... IT Services 557,274 118,359,425
Walt Disney Co. (The) ............. Entertainment 1,263,858 238,919,716

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 30 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 847,900 $ 138,258,574
3,834,018,194
Total Common Stocks (Cost $6,914,439,706) ....................................
9,170,732,580
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $6,914,439,706) .............................
9,170,732,580
Short Term Investments 1.8%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.8%
Canada 1.8%
National Bank of Canada, 0.05%,
3/01/21 ...................... 78,000,000 78,000,000
Royal Bank of Canada, 0.06%, 3/01/21 100,000,000 100,000,000
Total Time Deposits (Cost $178,000,000) .......................................
178,000,000
a a a a a
Total Short Term Investments (Cost $178,000,000 ) ...............................
178,000,000
a a a
a
Total Investments (Cost $7,092,439,706) 95.1% ..................................
$9,348,732,580
Other Assets, less Liabilities 4.9% .............................................
478,966,239
Net Assets 100.0% ...........................................................
$9,827,698,819
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,092,439,706
Value - Unaffiliated issuers .................................................................. $9,348,732,580
Cash .................................................................................... 853,334
Foreign currency, at value (cost $497,319,113) ..................................................... 493,809,896
Receivables:
Investment securities sold ................................................................... 18,658,591
Capital shares sold ........................................................................ 2,605,065
Dividends and interest ..................................................................... 30,610,283
European Union tax reclaims (Note 1 d ) ......................................................... 95,400,439
Other assets .............................................................................. 101,942
Total assets .......................................................................... 9,990,772,130
Liabilities:
Payables:
Investment securities purchased .............................................................. 92,991,312
Capital shares redeemed ................................................................... 11,388,670
Management fees ......................................................................... 5,262,472
Distribution fees .......................................................................... 1,843,421
Transfer agent fees ........................................................................ 1,227,552
IRS closing agreement fees for European Union tax reclaims (Note 1 d ) ................................. 49,087,359
Accrued expenses and other liabilities ........................................................... 1,272,525
Total liabilities ......................................................................... 163,073,311
Net assets, at value ................................................................. $9,827,698,819
Net assets consist of:
Paid-in capital ............................................................................. $8,790,381,145
Total distributable earnings (losses) ............................................................. 1,037,317,674
Net assets, at value ................................................................. $9,827,698,819

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,894,853,921
Shares outstanding ........................................................................ 370,371,315
Net asset value per share
a
.................................................................. $24.02
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $25.42
Class C:
Net assets, at value ....................................................................... $128,797,364
Shares outstanding ........................................................................ 5,455,863
Net asset value and maximum offering price per share
a
............................................. $23.61
Class R:
Net assets, at value ....................................................................... $60,514,673
Shares outstanding ........................................................................ 2,545,890
Net asset value and maximum offering price per share ............................................. $23.77
Class R6:
Net assets, at value ....................................................................... $333,053,320
Shares outstanding ........................................................................ 13,871,614
Net asset value and maximum offering price per share ............................................. $24.01
Advisor Class:
Net assets, at value ....................................................................... $410,479,541
Shares outstanding ........................................................................ 17,058,186
Net asset value and maximum offering price per share ............................................. $24.06
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $7,077,533)
Unaffiliated issuers ........................................................................ $67,743,325
Interest:
Unaffiliated issuers ........................................................................ 116,530
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,771
Other income (Note 1 d ) ...................................................................... 144,198,499
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 d ) .............................. (49,087,359)
Total investment income ................................................................... 162,973,766
Expenses:
Management fees (Note 3 a ) ................................................................... 35,234,756
Distribution fees: (Note 3c )
    Class A ................................................................................ 10,568,445
    Class C ................................................................................ 619,682
    Class R ................................................................................ 145,330
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,323,380
    Class C ................................................................................ 48,671
    Class R ................................................................................ 22,974
    Class R6 ............................................................................... 131,480
    Advisor Class ............................................................................ 152,196
Custodian fees ............................................................................. 368,472
Reports to shareholders ...................................................................... 422,956
Registration and filing fees .................................................................... 90,570
Professional fees ........................................................................... 95,675
Directors' fees and expenses .................................................................. 224,555
Other .................................................................................... 135,196
Total expenses ......................................................................... 51,584,338
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (711)
Net expenses ......................................................................... 51,583,627
Net investment income ................................................................ 111,390,139
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 240,293,656
Foreign currency transactions ................................................................ 16,025,260
Net realized gain (loss) .................................................................. 256,318,916
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,036,600,629
Translation of other assets and liabilities denominated in foreign currencies .............................. (18,975,664)
Net change in unrealized appreciation (depreciation) ............................................ 1,017,624,965
Net realized and unrealized gain (loss) ............................................................ 1,273,943,881
Net increase (decrease) in net assets resulting from operations .......................................... $1,385,334,020

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Growth Fund, Inc.
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $111,390,139 $138,922,117
Net realized gain (loss) ................................................. 256,318,916 (1,648,621,538)
Net change in unrealized appreciation (depreciation) ........................... 1,017,624,965 2,176,684,560
Net increase (decrease) in net assets resulting from operations ................ 1,385,334,020 666,985,139
Distributions to shareholders:
Class A ............................................................. (86,973,880) (484,955,431)
Class C ............................................................. (190,023) (7,391,161)
Class R ............................................................. (450,648) (3,414,509)
Class R6 ............................................................ (18,346,054) (86,672,195)
Advisor Class ........................................................ (4,890,382) (24,230,750)
Total distributions to shareholders .......................................... (110,850,987) (606,664,046)
Capital share transactions: (Note 2 )
Class A ............................................................. (373,596,881) (464,763,137)
Class C ............................................................. (12,933,595) (26,723,960)
Class R ............................................................. (3,874,918) (6,021,736)
Class R6 ............................................................ (1,134,803,767) (169,111,293)
Advisor Class ........................................................ (15,287,850) (51,831,499)
Total capital share transactions ............................................ (1,540,497,011) (718,451,625)
Net increase (decrease) in net assets ................................... (266,013,978) (658,130,532)
Net assets:
Beginning of period ..................................................... 10,093,712,797 10,751,843,329
End of period .......................................................... $9,827,698,819 $10,093,712,797

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Directors (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time. At February
28, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy referred to as “market level fair value”. See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
February 28, 2021, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amounts of foreign taxes Fund shareholders
can use as tax credits in their individual income tax returns.
In the event that EU reclaims received by the Fund during
the fiscal year exceed foreign withholding taxes paid, and
the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
The Fund determined to enter into a closing agreement with
the IRS and recorded the estimated fees as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2021, there were 2.7 billion shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,128,258 $160,144,485 18,627,614 $386,125,617
Shares issued in reinvestment of distributions .......... 3,072,892 71,076,021 18,723,508 416,972,537
Shares redeemed ............................... (26,745,320) (604,817,387) (60,884,115) (1,267,861,291)
Net increase (decrease) .......................... (16,544,170) $(373,596,881) (23,532,993) $(464,763,137)
Class C Shares:
Shares sold ................................... 667,253 $14,979,357 1,165,176 $24,125,085
Shares issued in reinvestment of distributions .......... 8,315 189,337 329,613 7,221,816
Shares redeemed
a
.............................. (1,279,065) (28,102,289) (2,847,963) (58,070,861)
Net increase (decrease) .......................... (603,497) $(12,933,595) (1,353,174) $(26,723,960)
Class R Shares:
Shares sold ................................... 137,991 $3,114,110 321,974 $6,400,091
Shares issued in reinvestment of distributions .......... 19,664 450,486 153,178 3,379,118
Shares redeemed ............................... (331,189) (7,439,514) (768,993) (15,800,945)
Net increase (decrease) .......................... (173,534) $(3,874,918) (293,841) $(6,021,736)
Class R6 Shares:
Shares sold ................................... 361,549 $8,072,871 1,223,712 $24,694,598
Shares issued in reinvestment of distributions .......... 769,785 17,789,730 3,783,306 84,178,560
Shares redeemed in-kind (Note 9 ) ................... (46,036,025) (1,058,754,908) — —
Shares redeemed ............................... (4,575,084) (101,911,460) (13,421,059) (277,984,451)
Net increase (decrease) .......................... (49,479,775) $(1,134,803,767) (8,414,041) $(169,111,293)
Advisor Class Shares:
Shares sold ................................... 884,578 $19,981,019 2,010,896 $41,786,879
Shares issued in reinvestment of distributions .......... 199,649 4,625,860 1,002,943 22,365,636
Shares redeemed ............................... (1,780,672) (39,894,729) (5,601,594) (115,984,014)
Net increase (decrease) .......................... (696,445) $(15,287,850) (2,587,755) $(51,831,499)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 0.689% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2021, the Fund paid transfer agent fees of $3,678,701, of which $2,096,311 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $108,737
CDSC retained .............................................................................. $3,584
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $83,625,000 $(83,625,000) $ — $ — $— — $—
Total Affiliated Securities .... $— $83,625,000 $(83,625,000) $— $— $— $—
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and EU reclaims.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended February
28, 2021, aggregated $2,077,935,083 and $2,245,580,023, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $108,410,456
Long term ................................................................................ 1,481,323,928
Total capital loss carryforwards ............................................................... $1,589,734,384
Cost of investments .......................................................................... $7,095,425,242
Unrealized appreciation ........................................................................ $2,473,139,605
Unrealized depreciation ........................................................................ (219,832,267)
Net unrealized appreciation (depreciation) .......................................................... $2,253,307,338

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2021, the Fund did not use the Global Credit Facility.
9. Redemption In-Kind
During the period ended February 28, 2021, the Fund realized $161,407,329 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 321,950,703 $ — $ 321,950,703
Brazil ............................... 117,172,243 — — 117,172,243
China ............................... 147,781,103 59,225,332 — 207,006,435
Denmark ............................ — 108,853,229 — 108,853,229
France .............................. — 340,760,211 — 340,760,211
Germany ............................ — 637,910,136 — 637,910,136
Hong Kong ........................... — 191,918,612 — 191,918,612
Japan ............................... — 1,425,893,419 — 1,425,893,419
Luxembourg .......................... — 192,011,099 — 192,011,099
Macau .............................. — 122,794,699 — 122,794,699
Netherlands .......................... 139,186,708 — — 139,186,708
Norway .............................. — 105,639,175 — 105,639,175
South Korea .......................... — 390,812,232 — 390,812,232
Switzerland ........................... — 277,422,123 — 277,422,123
United Kingdom ....................... — 757,383,362 — 757,383,362
United States ......................... 3,834,018,194 — — 3,834,018,194
8. Credit Facility
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements .
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc. (continued)
Assets:
Investments in Securities:
Escrows and Litigation Trusts ............... $ — $ — $ —
a
$ —
Short Term Investments ................... — 178,000,000 — 178,000,000
Total Investments in Securities ........... $4,238,158,248 $5,110,574,332
b
$— $9,348,732,580
a
Includes securities determined to have no value at February 28, 2021.
b
Includes foreign securities valued at $4,932,574,332, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
FDR Foreign Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
1
Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At August 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 10, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Templeton Growth Fund, Inc.
Class A
...........................................
$0.0518 $0.2477 $0.2186
Class C
...........................................
$0.0518 $0.0754 $0.0665
Class R
...........................................
$0.0518 $0.1962 $0.1732
Class R6
..........................................
$0.0518 $0.3113 $0.2747
Advisor Class
......................................
$0.0518 $0.2955 $0.2608

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GROWTH FUND, INC.
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Directors),
reviewed and approved the continuance of the investment
management agreement between Templeton Global Advisors
Limited (Manager) and the Fund (Management Agreement)
for an additional one-year period. The Independent Directors received advice from and met separately with Independent
Director counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Director counsel
on behalf of the Independent Directors in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Directors held a telephonic
contract renewal meeting at which the Independent Directors
conferred amongst themselves and Independent Director
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Directors, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total
return for the one-year period was above the median of its
Performance Universe, but for the three-, five- and 10-year
periods was below the median of its Performance Universe.
The Board discussed this performance with management
and management explained that the Fund’s higher exposure
to value stocks, which have experienced a period of
dramatic underperformance relative to growth stocks, and
its underweight position in US stocks, as compared to
peers, contributed to the Fund’s relative underperformance.
Management also explained that weightings in particular
sectors (such as consumer discretionary, communication
services, financials health care and information technology)
and overall stock selection contributed to the Fund’s relative underperformance. The Board noted management’s steps
to address this underperformance of the Fund, including
making enhancements to the Fund’s investment personnel
and process designed to deepen regional knowledge,
enhance opportunity capture, and incorporate uncorrelated
value exposures. Noting the Fund’s above median one-year
annualized total return, the Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, three
other global multi-cap value funds, six global multi-cap
core funds, and four global multi-cap growth funds. The
Board noted that the Management Rate for the Fund was
approximately two basis points above the median of its
Expense Group. The Board also noted that the actual
total expense ratio for the Fund was below the median and
in the second quintile of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and
its shareholders as the Fund grows. The Board recognized
that, given the decline in assets for the Fund, the Fund is not expected to experience additional economies of scale in the
foreseeable future.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

101 S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Growth Fund, Inc.
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.                    N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                    N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code_of_Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section_302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section_906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By __S\Matthew T. Hinkle   ________
      Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date:  April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\Matthew T. Hinkle    _________
      Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date:  April 23, 2021

By   S\Robert G. Kubilis _________
   Robert G. Kubilis
  Chief Financial Officer and Chief Accounting Officer
Date:  April 23, 2021